WM
GROUPofFUNDS

                                                                    MONEY MARKET
                                                                           FUNDS

[graphic omitted]

                                             -----------------------------------
                                                    THE DIFFERENCE IS EXPERIENCE
                                             -----------------------------------
                                                              SEMI-ANNUAL REPORT
                                             FOR THE PERIOD ENDED APRIL 30, 2001

MONEY FUNDS

MONEY MARKET FUND

TAX-EXEMPT MONEY MARKET FUND

CALIFORNIA MONEY FUND

CONTENTS

message from the president .........................................  1 statements of assets and liabilities ...............................  2 statements of operations ...........................................  3 statements of changes in net assets ................................  4 statements of changes in net
assets - capital stock activity ....................................  5 financial highlights ...............................................  6

portfolio of investments ...........................................  8 notes to financial statements ...................................... 16
(unaudited)

[photo of William G. Papesh]

DEAR SHAREHOLDER,

During the six months ended April 30, 2001, U.S. equity markets continued their drastic swings in what turned out to be one of the most volatile periods in recent history. An economic slowdown, coupled with reductions in estimates for corporate profits and multiple layoff announcements, added fuel to the fire throughout the early part of 2001. In an effort to stimulate growth and avoid a prolonged economic slowdown, the Federal Reserve embarked upon an aggressive policy of easing short-term interest rates. Although the markets initially reacted favorably to these lower rates, the volatility persisted, particularly in the technology sector where expectations are for weaker earnings in the coming quarters. Many "dot com" darlings of the late 1990s continued to lose significant value, and despite closing on a strong note, many of these stocks dragged the market down for the period as a whole.

Looking back over the past six months, the equity markets certainly seemed more volatile than we can remember. The frequency of daily percentage moves in market indices increased significantly in 2000 and is running even higher thus far in 2001. Therefore, it's essential to rely on basic investment principles to combat today's market volatility.

While this volatility has likely tested the resolve of many investors, it has underscored the importance of patience, discipline, asset allocation, and professional investment management. Investors who have maintained a long-term perspective and properly allocated and diversified their portfolios have been able to reduce the effects of volatility and stay on course. Diversification and asset allocation are time-tested strategies that have proven to overcome periods of short-term uncertainty and volatility.

When we launched our first mutual fund in 1939, it was among the first 50 funds in the U.S. and provided a diversified pool of both bond and stock securities. The effect of "pooling" multiple securities together significantly reduced the investment risk for our first shareholders. While the mutual fund industry has grown and evolved since then, the same basic tenet of diversification still holds true today. These benefits are especially evident during periods of heightened market volatility. We all know that bear markets can be painful in the short term, but they are an inevitable part of investing. Since 1939, we have experienced 13 significant market downturns. They have occurred about once every five years and each has lasted about 10 months on average.(1) Although these bear markets have experienced an average decline of 20%, each has been followed by a prolonged market recovery, emphasizing the importance of staying invested for the long term.

Lately, it seems many investors have been increasingly focused on finding the next "hot" stock or fund to add to their portfolios. However, it's important to realize that the key to investment success is your overall asset allocation -- the degree in which your entire portfolio is invested among various asset classes. This is also precisely where the advice of your Investment Representative can be best utilized. He or she can help you match your needs and goals with the appropriate investment products, as well as review your current investments to ensure that you are on track to meet your long-term goals.

At the WM Group of Funds, we have developed a full array of investment products built on the foundation of diversification and asset allocation. With a wide range of equity and fixed-income funds, as well as our professionally managed and actively allocated Strategic Asset Management (SAM) Portfolios, we are confident that there is a solution to meet your long-term investment needs. We suggest that you meet with your Investment Representative regularly to ensure that you have an appropriate mix of asset classes that can help you manage risk and potentially reduce the effects of volatility on your investment portfolio.

Thank you for your continued support and confidence in the WM Group of Funds.

Sincerely,

/s/ William G. Papesh

William G. Papesh
President

STATEMENTS OF ASSETS AND LIABILITIES

WM GROUP OF FUNDS

APRIL 30, 2001 (UNAUDITED)

                                                                                                TAX-EXEMPT
                                                                                MONEY              MONEY           CALIFORNIA
                                                                                MARKET             MARKET             MONEY
                                                                                 FUND               FUND              FUND
                                                                              ------------      -----------         -----------
ASSETS:
Investments, at value (see portfolio of investments) (a) ..............       $668,948,054      $30,667,214         $34,148,886
Cash ..................................................................            189,916                1                 216
Interest receivable....................................................          2,398,374          236,579             332,106
Receivable for Fund shares sold........................................          2,438,295           31,144              23,407
Prepaid expenses ......................................................              8,366              493                 602
                                                                              ------------      -----------         -----------
Total Assets...........................................................        673,983,005       30,935,431          34,505,217
                                                                              ------------      -----------         -----------
LIABILITIES:
Payable for Fund shares redeemed.......................................          4,785,000          275,039             261,772
Payable for investment securities purchased............................         10,114,236          511,030             --
Payable for when-issued securities.....................................         10,000,000           --                 360,000
Investment advisory fee payable........................................            243,612           11,341               8,873
Shareholder servicing and distribution fees payable....................             41,045           --                 --
Transfer agent fees payable ...........................................             17,253            1,286                 838
Dividends payable......................................................             21,665            1,455               1,476
Accrued expenses and other payables....................................             75,435           26,076              20,744
                                                                              ------------      -----------         -----------
Total Liabilities......................................................         25,298,246          826,227             653,703
                                                                              ------------      -----------         -----------
NET ASSETS.............................................................       $648,684,759      $30,109,204         $33,851,514
                                                                              ============      ===========         ===========
(a) Investments, at cost...............................................       $668,948,054      $30,667,214         $34,148,886
                                                                              ============      ===========         ===========
NET ASSETS consist of:
Undistributed net investment income/(distributions in excess of net
  investment income)...................................................       $      (1,79)     $     --            $       85
Accumulated net realized loss on investments sold......................            (72,043)          (4,891)            (27,621)
Paid-in capital........................................................        648,758,594       30,114,095          33,879,050
                                                                              ------------      -----------         -----------
      Total Net Assets.................................................       $648,684,759      $ 30,109,204        $33,851,514
                                                                              ============      ============        ===========
NET ASSETS:
Class A Shares.........................................................       $582,438,266      $30,109,204         $33,851,514
                                                                              ============      ===========         ===========
Class B Shares.........................................................       $ 50,326,376           --                 --
                                                                              ============      ===========         ===========
Class I Shares.........................................................       $ 15,920,117           --                 --
                                                                              ============      ===========         ===========
SHARES OUTSTANDING:
Class A Shares.........................................................        582,490,373       30,109,182          33,896,901
                                                                              ============      ===========         ===========
Class B Shares.........................................................         50,330,879           --                 --
                                                                              ============      ===========         ===========
Class I Shares.........................................................         15,921,541           --                 --
                                                                              ============      ===========         ===========
CLASS A SHARES:
Net asset value, offering and redemption price per share of
  beneficial interest outstanding* ....................................              $1.00            $1.00               $1.00
                                                                              ============      ===========         ===========
CLASS B SHARES:
Net asset value and offering price per share of beneficial
  interest outstanding* ...............................................              $1.00           --                 --
                                                                              ============      ===========         ===========
CLASS I SHARES:
Net asset value, offering and redemption price per share of
  beneficial interest outstanding......................................              $1.00           --                 --
                                                                              ============      ===========         ===========

 * Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

WM GROUP OF FUNDS

FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)

                                                                                                 TAX-EXEMPT
                                                                                 MONEY             MONEY            CALIFORNIA
                                                                                 MARKET            MARKET              MONEY
                                                                                  FUND              FUND               FUND
                                                                              -----------         ---------          ---------
INVESTMENT INCOME:
Interest...............................................................       $17,933,148         $ 558,222          $ 578,718
                                                                              -----------         ---------          ---------
EXPENSES:
Investment advisory fee................................................         1,339,863            65,656             78,505
Custodian fees.........................................................            11,373               522              1,177
Legal and audit fees...................................................             1,892            11,998             11,840
Registration and filing fees...........................................            75,033            (3,125)               505
Printing and postage expenses..........................................           104,425             2,235              2,043
Other..................................................................            46,547            11,074              9,775
Shareholder servicing and distribution fees:
Class B Shares.........................................................           165,394            --                 --
Transfer agent fees:
Class A Shares.........................................................           158,775            15,453             12,302
Class B Shares.........................................................            21,842            --                 --
Fees waived by the investment advisor..................................            --                --                 (7,733)
                                                                              -----------         ---------          ---------
Total expenses.........................................................         1,925,144           103,813            108,414
Fees reduced by credits allowed by the custodian.......................            (2,345)             (124)              (159)
                                                                              -----------         ---------          ---------
Net expenses...........................................................         1,922,799           103,689            108,255
                                                                              -----------         ---------          ---------
NET INVESTMENT INCOME..................................................        16,010,349           454,533            470,463
                                                                              -----------         ---------          ---------

NET REALIZED GAIN FROMINVESTMENT TRANSACTIONS.........................             --                --                      5
                                                                              -----------         ---------          ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................       $16,010,349          $ 454,533          $ 470,468
                                                                             ===========          =========          =========

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

WM GROUP OF FUNDS

FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)

                                                                                                TAX-EXEMPT
                                                                                 MONEY             MONEY           CALIFORNIA
                                                                                 MARKET            MARKET             MONEY
                                                                                  FUND              FUND              FUND
                                                                             ------------       -----------         -----------
Net investment income..................................................      $ 16,010,349       $   454,533         $   470,463
Net realized gain on investment transactions...........................            --                --                       5
                                                                             ------------       -----------         -----------
Net increase in net assets resulting from operations...................        16,010,349           454,533             470,468
Distributions to shareholders from net investment income:
Class A Shares.........................................................       (14,772,768)         (454,533)           (470,463)
Class B Shares.........................................................          (705,322)           --                  --
Class I Shares.........................................................          (538,326)           --                  --
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares.........................................................       124,083,129         1,513,502          (1,555,166)
Class B Shares.........................................................        26,861,808            --                  --
Class I Shares.........................................................            24,356            --                  --
                                                                             ------------       -----------         -----------
Net increase/(decrease) in net assets..................................       150,963,226         1,513,502          (1,555,161)

NET ASSETS:
Beginning of period....................................................       497,721,533        28,595,702          35,406,675
                                                                             ------------       -----------         -----------
End of period..........................................................      $648,684,759       $30,109,204         $33,851,514
                                                                             ============       ===========         ===========

Undistributed net investment income/(distributions in excess
  of net investment income) at end of period ..........................      $     (1,792)      $    --             $        85
                                                                             ============       ===========         ===========

FOR THE YEAR ENDED OCTOBER 31, 2000

                                                                                                 TAX-EXEMPT
                                                                                 MONEY             MONEY            CALIFORNIA
                                                                                 MARKET            MARKET             MONEY
                                                                                  FUND              FUND              FUND
                                                                             ------------       -----------         -----------
Net investment income..................................................     $  28,906,117      $    983,337        $    979,486
Net realized gain on investment transactions...........................             1,764           --                  --
                                                                             ------------       -----------         -----------
Net increase in net assets resulting from operations...................        28,907,881           983,337             979,486
Distributions to shareholders from net investment income:
Class A Shares.........................................................       (25,504,965)         (978,029)           (983,054)
Class B Shares.........................................................          (842,471)           (5,308)               (118)
Class I Shares.........................................................        (2,557,925)          --                  --
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares.........................................................        (2,079,285)       (2,757,193)          1,194,633
Class B Shares.........................................................         3,016,875          (353,563)            (53,133)
Class I Shares.........................................................       (86,874,392)          --                  --
                                                                             ------------       -----------         -----------
Net increase/(decrease) in net assets..................................       (85,934,282)       (3,110,756)          1,137,814

NET ASSETS:
Beginning of year......................................................       583,655,815        31,706,458          34,268,861
                                                                             ------------       -----------         -----------
End of year............................................................      $497,721,533       $28,595,702         $35,406,675
                                                                             ============       ===========         ===========

Undistributed net investment income at end of year.....................      $      4,275       $    --             $        85
                                                                             ============       ===========         ===========


                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY

WM GROUP OF FUNDS

Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                               MONEY MARKET FUND      TAX-EXEMPT MONEY MARKET FUND     CALIFORNIA MONEY FUND
                                         ---------------------------  ----------------------------   --------------------------
                                           SIX MONTHS                   SIX MONTHS                     SIX MONTHS
                                              ENDED                        ENDED                          ENDED
                                            04/30/01     YEAR ENDED      04/30/01      YEAR ENDED       04/30/01     YEAR ENDED
                                           (UNAUDITED)    10/31/00      (UNAUDITED)     10/31/00       (UNAUDITED)    10/31/00
                                         ------------- -------------   -----------   -------------   -----------   ------------

CLASS A:
Sold.....................................$ 398,118,680 $ 912,624,703   $18,976,736   $  35,306,509   $22,319,451   $ 45,209,295
Issued as reinvestment of dividends......   14,582,083    25,024,469       441,364         952,190       460,543        956,079
Redeemed................................. (288,617,634) (939,728,457)  (17,904,598)    (39,015,892)  (24,335,160)   (44,970,741)
                                         ------------- -------------   -----------   -------------   -----------   ------------
Net increase/(decrease)..................$ 124,083,129 $  (2,079,285)  $ 1,513,502   $  (2,757,193)  $(1,555,166)  $  1,194,633
                                         ============= =============   ===========   =============   ===========   ============

CLASS B:
Sold.....................................$  53,015,497 $  42,305,282         --      $      --             --      $      --
Issued as reinvestment of dividends......      662,582       786,754         --              2,658         --               105
Redeemed.................................  (26,816,271)  (40,075,161)        --           (356,221)        --           (53,238)
                                         ------------- -------------   -----------   -------------   -----------   ------------
Net increase/(decrease).................. $26,861,808$     3,016,875         --      $    (353,563)        --      $    (53,133)
                                         ============= =============   ===========   =============   ===========   ============

CLASS I:
Sold.....................................$   43,965,030$ 113,046,246         --             --             --            --
Issued as reinvestment of dividends......      538,326     2,554,663         --             --             --            --
Redeemed.................................  (44,479,000) (202,475,301)        --             --             --            --
                                         ------------- -------------   -----------   -------------   -----------   ------------
Net increase/(decrease)..................$      24,356 $ (86,874,392)        --             --             --            --
                                         ============= =============   ===========   =============   ===========   ============

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          INCOME FROM INVESTMENT OPERATIONS              LESS DISTRIBUTIONS
                                        -------------------------------------   ---------------------------------------
                              NET                      NET                      DIVIDENDS DISTRIBUTIONS
                          ASSET VALUE,     NET      REALIZED       TOTAL FROM   FROM NET    FROM NET
                           BEGINNING    INVESTMENT   GAIN ON       INVESTMENT  INVESTMENT   REALIZED          TOTAL
                           OF PERIOD      INCOME   INVESTMENTS     OPERATIONS    INCOME       GAINS       DISTRIBUTIONS
                          -----------   ---------- -----------     ----------   --------- -------------   -------------
MONEY MARKET FUND
CLASS A
04/30/01 (unaudited)        $ 1.00        $0.027      $ --           $0.027     $(0.027)      $ --        $(0.027)
10/31/00                      1.00         0.056        --            0.056      (0.056)        --         (0.056)
10/31/99                      1.00         0.044        --            0.044      (0.044)        --         (0.044)
10/31/98(3)                   1.00         0.041        --            0.041      (0.041)        --         (0.041)
12/31/97                      1.00         0.049        --            0.049      (0.049)        --         (0.049)
12/31/96                      1.00         0.048        --            0.048      (0.048)        --         (0.048)
12/31/95                      1.00         0.052        --            0.052      (0.052)        --         (0.052)
CLASS B
04/30/01 (unaudited)          1.00         0.022        --            0.022      (0.022)        --         (0.022)
10/31/00                      1.00         0.046        --            0.046      (0.046)        --         (0.046)
10/31/99                      1.00         0.034        --            0.034      (0.034)        --         (0.034)
10/31/98(3)                   1.00         0.035        --            0.035      (0.035)        --         (0.035)
12/31/97                      1.00         0.041        --            0.041      (0.041)        --         (0.041)
12/31/96                      1.00         0.038        --            0.038      (0.038)        --         (0.038)
12/31/95                      1.00         0.042        --            0.042      (0.042)        --         (0.042)
CLASS I
04/30/01 (unaudited)          1.00         0.027        --            0.027      (0.027)        --         (0.027)
10/31/00                      1.00         0.057        --            0.057      (0.057)        --         (0.057)
10/31/99                      1.00         0.046        --            0.046      (0.046)        --         (0.046)
10/31/98(4)                   1.00         0.031        --            0.031      (0.031)        --         (0.031)

TAX-EXEMPT MONEY MARKET FUND
CLASS A
04/30/01 (unaudited)        $ 1.00        $0.016      $ --           $0.016     $(0.016)      $ --        $(0.016)
10/31/00                      1.00         0.033        --            0.033      (0.033)        --         (0.033)
10/31/99                      1.00         0.026        --            0.026      (0.026)        --         (0.026)
10/31/98(3)                   1.00         0.026        --            0.026      (0.026)        --         (0.026)
12/31/97                      1.00         0.031        --            0.031      (0.031)        --         (0.031)
12/31/96                      1.00         0.030        --            0.030      (0.030)        --         (0.030)
12/31/95                      1.00         0.034       0.000(6)       0.034      (0.034)      (0.000)(6)   (0.034)

CALIFORNIA MONEY FUND
CLASS A
04/30/01 (unaudited)        $ 1.00        $0.013      $ --           $0.013     $(0.013)      $ --        $(0.013)
10/31/00                      1.00         0.028        --            0.028      (0.028)        --         (0.028)
10/31/99                      1.00         0.022        --            0.022      (0.022)        --         (0.022)
10/31/98(5)                   1.00         0.008        --            0.008      (0.008)        --         (0.008)
06/31/98                      1.00         0.027        --            0.027      (0.027)        --         (0.027)
06/31/97                      1.00         0.028        --            0.028      (0.028)        --         (0.028)
06/31/96                      1.00         0.029        --            0.029      (0.029)        --         (0.029)
-----------------------
(1) Total return is not annualized for the periods less than one year. The total returns would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
(2) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(3) Fiscal year end changed to October 31 from December 31.
(4) On March 23, 1998 the Money Market Fund commenced selling Class I shares.
(5) Fiscal year end changed to October 31 from June 30.
(6) Amount represents less than $0.001 per share.
(7) Annualized.

                       See Notes to Financial Statements.

                                              RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                --------------------------------------------------------------------------
                                                                                     RATIO OF OPERATING
                                                                                         EXPENSES TO
                                                      RATIO OF          RATIO OF      AVERAGE NET ASSETS
                                                     OPERATING       NET INVESTMENT  WITHOUT FEE WAIVERS
         NET                       NET ASSETS,      EXPENSES TO        INCOME TO    AND/OR FEES REDUCED BY
     ASSET VALUE,      TOTAL     END OF PERIOD       AVERAGE NET       AVERAGE NET  CREDITS ALLOWED BY THE
   END OF PERIOD      RETURN(1)    (IN 000'S)         ASSETS(2)          ASSETS            CUSTODIAN
   -------------      --------  --------------      ------------     -------------  ----------------------

 $       1.00           2.74%   $    582,438           0.59%(7)           5.43%(7)           0.59%(7)
         1.00           5.79%        458,368           0.65%              5.62%              0.65%
         1.00           4.52%        460,444           0.72%              4.43%              0.73%
         1.00           4.19%        403,443           0.66%(7)           4.94%(7)           0.67%(7)
         1.00           5.04%        260,877           0.75%              4.93%              0.83%
         1.00           4.88%        229,355           0.79%              4.77%              0.89%
         1.00           5.33%        171,225           0.92%              5.19%              1.04%

         1.00           2.21%         50,326           1.66%(7)           4.36%(7)           1.66%(7)
         1.00           4.68%         23,469           1.71%              4.56%              1.71%
         1.00           3.44%         20,452           1.77%              3.38%              1.78%
         1.00           3.52%          6,619           1.64%(7)           3.96%(7)           1.65%(7)
         1.00           4.15%            471           1.59%              4.15%              1.80%
         1.00           3.91%            117           1.69%              3.87%              1.90%
         1.00           4.30%             74           1.94%              4.19%              2.10%

         1.00           2.77%         15,920           0.53%(7)           5.49%(7)           0.53%(7)
         1.00           5.90%         15,885           0.55%              5.72%              0.55%
         1.00           4.66%        102,760           0.62%              4.53%              0.63%
         1.00           3.17%        108,720           0.54%(7)           5.06%(7)           0.55%(7)



 $       1.00           1.56%   $     30,109           0.71%(7)           3.12%(7)           0.71%(7)
         1.00           3.39%         28,596           0.72%              3.33%              0.88%
         1.00           2.65%         31,353           0.57%              2.63%              0.89%
         1.00           2.60%         25,441           0.55%(7)           3.09%(7)           0.72%(7)
         1.00           3.18%         32,134           0.57%              3.14%              0.71%
         1.00           3.05%         31,974           0.57%              3.01%              0.72%
         1.00           4.01%         30,988           0.61%              3.39%              0.81%



 $       1.00           1.34%   $     33,852           0.62%(7)           2.70%(7)           0.67%(7)
         1.00           2.79%         35,407           0.69%              2.76%              0.69%
         1.00           2.24%         34,216           0.81%              2.22%              0.81%
         1.00           0.99%         37,167           0.73%(7)           2.31%(7)           0.87%(7)
         1.00           2.73%         37,403           0.82%              2.71%              0.99%
         1.00           2.81%         42,923           0.85%              2.75%              1.14%
         1.00           3.00%         51,211           0.85%              2.94%              1.14%

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

MONEY MARKET FUND

APRIL 30, 2001 (UNAUDITED)

PRINCIPAL
   AMOUNT                                                                                                          VALUE

COMMERCIAL PAPER (DOMESTIC) - 31.8%
             American Express Credit Corporation:
$10,000,000     4.930% due 05/15/2001+++ ............................................................         $    9,980,828
 10,000,000     4.720% due 05/31/2001+++ ............................................................              9,960,667
 10,000,000   CIT Group Inc., 4.900% due 05/03/2001+++ ..............................................              9,997,278
 15,000,000   Deere & Company, 4.640% due 06/15/2001+++ .............................................             14,913,000
 10,000,000   Ford Motor Credit Company, 4.320% due 06/08/2001+++ ...................................              9,954,400
 10,000,000   General Electric Capital Corporation, 4.800% due 05/14/2001+++ ........................              9,982,667
 10,000,000   General Motors Acceptance Corporation, 5.010% due 05/18/2001+++ .......................              9,976,342
 10,000,000   Goldman Sachs Group, Inc., 4.620% due 07/10/2001 ......................................              9,910,167
              Household Finance Corporation:
 10,000,000    4.720% due 05/25/2001+++ .............................................................              9,968,533
 10,000,000    4.670% due 06/20/2001+++ .............................................................              9,935,139
 10,000,000  IBM Credit Corporation, 4.220% due 06/28/2001+++ .......................................              9,932,011
 10,000,000  International Lease Finance Corporation, 4.630% due 06/22/2001+++ ......................              9,933,122
 10,000,000  JP Morgan Chase & Company, 5.210% due 05/16/2001+++ ....................................              9,978,292
 10,000,000  Merrill Lynch & Co., 4.770% due 05/29/2001+++ ..........................................              9,962,900
              Morgan Stanley Dean Witter Discover:
 15,000,000    4.850% due 05/21/2001+++ .............................................................             14,959,583
 10,000,000    5.200% due 05/25/2001+++ .............................................................              9,965,333
  3,000,000  National Rural Utilities Cooperative Finance Corporation, 5.200%
               due 05/24/2001+++ ....................................................................              2,990,033
 10,000,000  Wells Fargo & Company, 4.630% due 07/13/2001+++ ........................................              9,906,114
              Windmill Funding Corporation:
 10,000,000  5.030% due 05/09/2001+++,**** ..........................................................              9,988,822
 14,000,000  4.760% due 06/19/2001+++,**** ..........................................................             13,909,296
                                                                                                              --------------
             Total Commercial Paper (Domestic) (Cost $206,104,527) ..................................            206,104,527
                                                                                                               --------------
Commercial Paper (Yankee) - 11.7%
 11,350,000  American Honda Finance Corporation, 4.900% due 05/24/2001+++,**** ......................             11,314,468
             Sharp Electronics Corporation:
 15,000,000    4.450% due 05/31/2001+++ .............................................................             14,942,625
 10,000,000    4.800% due 05/31/2001+++ .............................................................              9,961,750
 10,000,000  Societe Generale North America, 4.680% due 06/20/2001+++ ...............................              9,935,000
             Toyota Motor Credit Corporation:
 10,000,000    4.790% due 05/11/2001+++ .............................................................              9,986,694
 10,000,000    4.280% due 06/21/2001+++ .............................................................              9,939,367
 10,000,000  UBS Finance (Delaware) LLC, 4.770% due 05/21/2001+++ ...................................              9,973,500
                                                                                                              --------------
             Total Commercial Paper (Yankee) (Cost $76,053,404) .....................................             76,053,404
                                                                                                              --------------

CERTIFICATES OF DEPOSIT (YANKEE) - 3.1%
 10,000,000   National Westminster Bank NY, 6.630% due 05/09/2001 ...................................             10,000,000
 10,000,000   Societe Generale NY, 4.401% due 06/29/2001++ ..........................................              9,999,566
                                                                                                              --------------
               Total Certificates of Deposit (Yankee) (Cost $19,999,566) ............................             19,999,566
                                                                                                              --------------

BANKER ACCEPTANCE NOTE (DOMESTIC) - 0.8%
   (Cost $4,973,521)
   5,000,000  Fifth Third Bank, 4.650% due 06/11/2001 ...............................................              4,973,521
                                                                                                              --------------
MEDIUM TERM NOTES - 15.3%
  5,000,000  Abbey National Treasury Service, 4.456% due 10/25/2001++ ...............................              4,999,505
 10,000,000  American Honda Motor Corporation, 4.350% due 07/26/2001++ ..............................             10,003,609
             Bear Stearns Companies Inc., Series B:
 10,000,000    4.511% due 05/29/2001++ ..............................................................             10,000,000
 10,000,000    4.521% due 07/26/2001++ ..............................................................             10,000,000
  5,000,000    4.806% due 09/25/2001++ ..............................................................              5,000,000
  5,000,000  CIT Group Inc., 4.859% due 01/18/2002++ ................................................              5,000,000
  5,000,000  Ford Motor Credit Company, 4.500% due 04/29/2002++ .....................................              5,002,107
  2,000,000  General Electric Capital Corporation, Series A, 5.960% due 05/14/2001 ..................              1,999,519
  5,000,000  General Motors Acceptance Corporation, 5.244% due 12/28/2001++ .........................              5,012,723
  5,000,000  Goldman Sachs Group Inc., Series B, 5.080% due 12/27/2001++ ............................              5,006,099
             Merrill Lynch & Company Inc., Series B:
  7,000,000    4.860% due 01/15/2002++ ..............................................................              7,008,239
 10,000,000    4.810% due 02/25/2002++ ..............................................................             10,015,370
 10,000,000  National Rural Utilities Cooperative Finance Corporation,
               Series C, 4.798% due 07/20/2001++ ....................................................             10,000,000
 10,000,000  Wells Fargo & Company, Series A, 4.883% due 07/16/2001++ ...............................              9,999,573
                                                                                                              --------------
             Total Medium Term Notes (Cost $99,046,744) .............................................             99,046,744
                                                                                                              --------------

CORPORATE BONDS AND NOTES - 10.1%
 10,000,000  Bank of America NA, Note, 5.460% due 02/19/2002++ ......................................             10,011,740
 10,000,000  Bank of America, Note, 5.103% due 09/06/2001++ .........................................             10,002,728
  3,400,000  DBSI First Mortgage 1998, Note, 4.800% due 07/01/2023++ ................................              3,400,000
              Everett Clinic, P.S., Note:
  5,900,000    4.560% due 12/01/2018++ ..............................................................              5,900,000
  3,600,000    4.560% due 12/01/2021++ ..............................................................              3,600,000
  4,300,000    4.560% due 12/01/2006++,**** .........................................................              4,300,000
  5,000,000  First Union National Bank, Note, 4.690% due 10/12/2001++ ...............................              5,002,388
 11,475,000  Fleet National Bank, Note, 5.268% due 12/14/2001++ .....................................             11,490,879
  5,000,000  General Motors Acceptance Corporation, Sr. Unsub. Note, 4.465%
               due 04/29/2002++ .....................................................................              4,996,997
   5,000,00  Presbyterian Homes & Services of New Jersey Obligated Group,
               Revenue Bonds, 1998 Series B1, (Taxable), 4.540% due 12/01/2028++ ....................              5,000,000
  1,763,000  Watts Brothers Frozen Foods, Bond, 4.800% due 07/01/2013++ .............................              1,763,000
                                                                                                              --------------
             Total Corporate Bonds and Notes (Cost $65,467,732) .....................................             65,467,732
                                                                                                              --------------
MUNICIPAL BONDS - 6.3%
 14,000,000  California Housing Finance Agency Revenue, Home Mortgage, Series M,
               Taxable Bonds, 4.500% due 08/01/2019+ ................................................             14,000,000
  9,700,000  Santa Rosa, California, Wastewater Revenue, Series A,
               Taxable Bonds, 4.750% due 09/01/2028+ ................................................              9,700,000
 11,900,000  South Fulton, Georgia, Municipal Regional Jail Authority,
             Taxable Revenue Bonds, (Union City Justice Center Project),
               Series 1999, 4.550% due 11/01/2017+ ..................................................             11,900,000
             Washington State Housing Finance Community, Multi-family
             Revenue, Series B, Taxable Bonds:
  2,325,000    (Boardwalk Apartments), 4.800% due 09/01/2028+ .......................................              2,325,000
  2,015,000    (Cedar Landing), 4.800% due 12/01/2028+ ..............................................              2,015,000
  1,325,000    (Oxford Square), 4.800% due 12/01/2028+ ..............................................              1,325,000
                                                                                                              --------------
               Total Municipal Bonds (Cost $41,265,000) .............................................             41,265,000
                                                                                                              --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.2%
FEDERAL HOME LOAN BANK (FHLB) - 10.0%
  10,000,000   7.000% due 06/14/2001 ................................................................             10,000,000
  10,000,000   5.820% due 07/09/2001 ................................................................             10,015,233
  10,000,000   5.120% due 01/16/2002 ................................................................             10,007,988
  10,000,000   4.700% due 04/16/2002 ................................................................             10,000,000
  15,000,000   4.850% due 04/30/2002 ................................................................             15,000,000
  10,000,000   4.820% due 06/06/2001 ................................................................              9,951,800
                                                                                                              --------------
               Total FHLBs (Cost $64,975,021)........................................................             64,975,021
                                                                                                              --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 6.1%
  10,000,000   4.700% due 04/09/2002 ................................................................             10,000,000
  10,000,000   4.400% due 05/08/2002*** .............................................................             10,000,000
  10,000,000   4.390% due 09/26/2001+++ .............................................................              9,819,522
  10,000,000   4.380% due 11/30/2001+++ .............................................................              9,740,850
                                                                                                              --------------
              Total FHLMCs (Cost $39,560,372)........................................................             39,560,372
                                                                                                              --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 6.1%
  10,000,000  6.630% due 11/14/2001** ...............................................................             10,000,000
  10,000,000  5.400% due 01/18/2002** ...............................................................             10,000,000
  20,000,000  4.850% due 05/31/2001 .................................................................             19,919,167
                                                                                                              --------------
              Total FNMAs (Cost $39,919,167) ........................................................             39,919,167
                                                                                                              --------------
               Total U.S. Government Agency Obligations (Cost $144,454,560) .........................            144,454,560
                                                                                                              --------------
REPURCHASE AGREEMENT - 1.8%
   (Cost $11,583,000)
 11,583,000   Agreement with Goldman Sachs & Company, 4.370% dated 04/30/2001, to be repurchased at $11,584,406 on 05/01/2001, collateralized by $8,681,989 U.S. Treasury Bonds, having various interest rates
                 and maturities (Market Value $11,809,247) ..........................................             11,583,000
                                                                                                              --------------
TOTAL INVESTMENTS (Cost $668,948,054*) .....................................................   103.1%            668,948,054
OTHER ASSETS AND LIABILITIES (Net)..........................................................    (3.1)            (20,263,295)
                                                                                               -----          --------------
NET ASSETS ....................................................................................100.0%         $  648,684,759
                                                                                              ======          ==============

------------------------
   *  Aggregate cost for federal tax purposes.
  **  Security pledged as collateral for when-issued securities.
 ***  Security purchased on when-issued basis (note 2).
****  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   +  Variable rate securities payable upon demand or not more than five business days' notice, and secured by bank letters of credit or guarantees by certain corporations.  The interest rate shown reflects the rate in effect at April 30, 2001.
  ++  Floating rate security whose interest rate is reset periodically based on an index.
 +++  Rate represents discount rate at the date of purchase.

                       See Notes to Financial Statements.

TAX-EXEMPT MONEY MARKET FUND

APRIL 30, 2001 (unaudited)

  PRINCIPAL
   AMOUNT                                                                                                          VALUE
  ---------                                                                                                   --------------

MUNICIPAL BONDS AND NOTES - 101.6%

ALABAMA - 0.8%
$    250,000  Houston County, Health Care Authority, Hospital Revenue,
                (Alabama Medical Center), 4.800% due 10/01/2001 .....................................         $      251,325
ARIZONA - 5.3%
     300,000  Arizona Health Facilities Authority Revenue, Pooled Loan Program, 4.200% due 10/01/2015+               300,000
   1,300,000  Maricopa County, IDR, MFHR, (Gran Victoria Housing LLC Project), Series A, 4.350%
                due 04/15/2030+ .....................................................................              1,300,000
                                                                                                              --------------
                                                                                                                   1,600,000
                                                                                                              --------------
FLORIDA - 5.6%
     500,000  Dade County, IDR, (Dolphins Stadium Project), Series D, 4.250% due 01/01/2016+ ........                500,000
     500,000  Florida, Housing Finance Agency, Refunding Revenue, MFHR, (Oaks), Series A, 4.050%
                due 07/01/2007+......................................................................                500,000
     700,000  Tampa, Occupational License Tax, Series A, 4.200% due 10/01/2018+ .....................                700,000
                                                                                                              --------------
                                                                                                                   1,700,000
                                                                                                              --------------
GEORGIA - 0.8%
     225,000  Clayton County, Hospital Authority, Revenue Anticipation Certificates,
                (Southern Regional Medical Center), (Pre-refunded to 08/01/2001 @102),
                6.800% due 08/01/2004 ...............................................................                230,859
                                                                                                              --------------
IDAHO - 3.0%
     900,000  Idaho Health Facilities Authority Revenue, (Saint Lukes Medical Center), 4.350%
                due 07/01/2030+ .....................................................................                900,000
                                                                                                              --------------
ILLINOIS - 5.0%
   1,300,000  Illinois Educational Facilities Authority Revenue, (DePaul University),
                4.400% due 10/01/2001 ...............................................................              1,300,807
     200,000  Illinois Health Facilities Authority Revenue, (Blessing Hospital), Series B, 4.300%
                due 11/15/2029+ .....................................................................                200,000
                                                                                                              --------------
                                                                                                                   1,500,807
                                                                                                              --------------
INDIANA - 4.1%
     200,000  Indiana Educational Facilities Authority Revenue, (Franklin College), 4.450%
                due 10/01/2019+ .....................................................................                200,000
              Indiana Health Facilities Financing Authority, Capital Access Designated Pool:
     200,000    Series B,
                4.300% due 01/01/2012+ ..............................................................                200,000
     600,000    4.300% due 01/01/2016+ ..............................................................                600,000
     245,000  Indiana Health Facilities Financing Authority, Refunding and Improvement Revenue,
                (Community Hospitals Project), 4.700% due 05/15/2001 ................................                245,018
                                                                                                              --------------
                                                                                                                   1,245,018
                                                                                                              --------------
KANSAS - 0.8%
     250,000   University of Kansas Hospital Authority, Health Facilities Refunding Revenue,
                (Kansas University Health System), Series A, 5.250% due 09/01/2001 . ................                251,527
                                                                                                              --------------
KENTUCKY - 0.7%
     220,000  Jefferson County, School District Finance Corporation, School Building Revenue,
                Series B, 4.750% due 06/01/2001 . ...................................................                220,072
                                                                                                              --------------
LOUISIANA - 3.3%
   1,000,000  Ascension Parish, Refunding Pollution Control Revenue, (Borden Inc. Project), 4.150%
                due 12/01/2009+ .....................................................................              1,000,000
                                                                                                              --------------
MARYLAND - 2.7%
     800,000  Montgomery County, Housing Opportunities Community, MFHR, (Grosvenor Housing
                Association LP), Series A, 4.050% due 07/15/2007+ ...................................                800,000
                                                                                                              --------------
MICHIGAN - 4.2%
     250,000  Grand Valley, University & College Improvement Revenue, 4.300% due 10/01/2001..........                251,126
              Michigan Job Development Authority Revenue:
     300,000    (East Lansing Residence), 3.750% due 12/01/2014+ ....................................                300,000
     200,000    (Kentwood Residence), 3.750% due 11/01/2014+ ........................................                200,000
     500,000  Michigan Strategic Fund, Limited Obligation Revenue, (Fort Gratiot),
                Series A, 4.350% due 02/15/2034+ ....................................................                500,000
                                                                                                              --------------
                                                                                                                   1,251,126
                                                                                                              --------------
MINNESOTA - 1.7%
    500,000   Minneapolis, (Catholic Charities Project), 4.300% due 11/01/2016+ .....................                500,000
                                                                                                              --------------
MISSOURI - 3.3%
     500,000  Columbia, Water & Electric Revenue, Series B, 4.200% due 12/01/2015+...................                500,000
     500,000  Kansas City, IDR, Hospital Revenue, (Baptist Health System), Series A, 4.100%
                due 08/01/2018+ .....................................................................                500,000
                                                                                                              --------------
                                                                                                                   1,000,000
                                                                                                              --------------
NEVADA - 2.8%
     200,000  Clark County, School District, Limited Tax General Obligation Bonds, Series B,
                4.300% due 06/15/2021+ ..............................................................                200,000
     645,000  Washoe County, School District, Limited Tax General Obligation Bonds, 5.000%
                due 06/01/2001 ......................................................................                645,204
                                                                                                              --------------
                                                                                                                     845,204
                                                                                                              --------------
NEW YORK - 5.4%
     300,000  Jefferson County, IDR, (Watertown-Carthage TV), 3.550% due 12/01/2012+ ................                300,000
     275,000  Morrisville-Eaton, Central School District, Unlimited Tax General Obligation Bonds,
                5.000% due 06/15/2001 ...............................................................                275,170
              New York City, Unlimited Tax General Obligation Bonds:
     250,000  Subseries B-2, 4.200% due 08/15/2018+..................................................                250,000
     500,000  Subseries E-2, 4.200% due 08/01/2019+..................................................                500,000
     300,000  West Seneca, Central School District, Unlimited Tax General Obligation Bonds,
                5.250% due 05/01/2001 ...............................................................                300,000
                                                                                                              --------------
                                                                                                                   1,625,170
                                                                                                              --------------
NORTH CAROLINA - 2.0%
    600,000   North Carolina Medical Care Community Hospital Revenue, (Baptist Hospital Project),
                Series B, 4.100% due 06/01/2022+ . ..................................................                600,000
                                                                                                              --------------
NORTH DAKOTA - 0.7%
    200,000   University of North Dakota, Aerospace Foundation, Lease Revenue, 4.375% due 09/01/2001.                200,000
                                                                                                              --------------
OHIO - 1.7%
    500,000   Northeast Regional Sewer District, Wastewater Revenue, (Pre-refunded to
                11/15/2001 @101), 6.400% due 11/15/2003 . ...........................................                513,079
                                                                                                              --------------
PENNSYLVANIA - 2.7%
    300,000   Lehigh County, General Purpose Authority Revenue, (Lehigh Valley Hospital), Series A,
                4.350% due 07/01/2028+ ..............................................................                300,000
    500,000   South Fork, Municipal Authority Hospital Revenue, (Conemaugh Health Systems),
                Series A, 4.350% due 07/01/2028+ ....................................................                500,000
                                                                                                              --------------
                                                                                                                     800,000
                                                                                                              --------------
RHODE ISLAND - 0.7%
    200,000   Rhode Island, Unlimited Tax General Obligation Bonds, Consolidated Capital
                Development Loan, Series A, 5.500% due 08/01/2001 ...................................                201,068
                                                                                                              --------------
SOUTH CAROLINA - 1.0%
     300,000  Anderson County, Hospital Facilities Revenue, (Anderson Area Medical Center Inc.),
                4.625% due 02/01/2002 ...............................................................                302,243
                                                                                                              --------------
TENNESSEE - 5.0%
     500,000  Metropolitan Government Nashville & Davidson County, Industrial Development Board,
                MFHR, (Chimneytop II), 4.250% due 09/01/2006+ .......................................                500,000
              Metropolitan Nashville Airport Revenue Authority, Special Facilities Revenue,
                (American Airlines Project):
     500,000    Series A, 4.300% due 10/01/2012+ ....................................................                500,000
     500,000    Series B, 4.300% due 10/01/2012+.....................................................                500,000
                                                                                                              --------------
                                                                                                                   1,500,000
                                                                                                              --------------
TEXAS - 7.3%
              Grapevine, IDR, (American Airlines Inc.):
     300,000    Series A1, 4.350% due 12/01/2024+ ...................................................                300,000
     100,000    Series A2, 4.350% due 12/01/2024+ ...................................................                100,000
     500,000    Series B3, 4.350% due 12/01/2024+ ...................................................                500,000
     500,000  Lower Neches Valley Authority, IDR, Pollution Control Revenue, (Neches River
                Treatment Corporation), Series 1994A, (Guaranteed by Mobil Oil Corporation),
                4.050% due 02/01/2004+ ..............................................................                500,000
     800,000  Texas State, Veterans Housing Assistance Fund I, Unlimited Tax General Obligation
                Bonds, 4.100% due 12/01/2016+ .......................................................                800,000
                                                                                                              --------------
                                                                                                                   2,200,000
                                                                                                              --------------
WASHINGTON - 22.6%
     500,000  City of Tacoma, Revenue Bond Anticipation Notes, (Tax-Exempt Commercial Paper),
                Series 1A, 3.200% due 08/10/2001 . ..................................................                500,000
   1,000,000  King County, Economic Enterprise Corporation Revenue, (Puget Sound Blood Center
                Project), 4.400% due 04/01/2023+ ....................................................              1,000,000
     660,000  King County, Unlimited Tax General Obligation Bonds, (Harborview Medical Center),
                4.000% due 12/01/2001 ...............................................................                662,621
     875,000  Richland, Golf Enterprise Revenue, 4.400% due 12/01/2021+ .............................                875,000
   1,115,000  Seattle Housing Authority, Low Income Housing Assistance Revenue, (Bayview Manor
                Project), Series B, 4.400% due 05/01/2019+ . ........................................              1,115,000
     520,000  Washington State, Elderly Housing Community Finance Revenue, (Riverview Retirement
                Project), 4.400% due 07/01/2022+ ....................................................                520,000
     260,000  Washington State, Health Care Facilities Authority Revenue, (Virginia Mason Medical
                Center), Series B, 4.350% due 02/15/2027+ ...........................................                260,000
     250,000  Washington State, University Refunding Revenue, (Housing & Dining System), 5.300% due
                10/01/2001 ..........................................................................                250,908
              Washington State, Unlimited Tax General Obligation Bonds:
              Series B, (Pre-refunded to 06/01/2001 @100):
     500,000    6.625% due 06/01/2006 ...............................................................                500,850
     500,000    6.700% due 06/01/2016 ...............................................................                500,994
     250,000    6.400% due 06/01/2003 ...............................................................                250,523
     100,000  Motor Vehicle Fuel Tax, Series R-92D, 5.600% due 09/01/2001 ...........................                100,730
     275,000  Series R-94A, 5.500% due 08/01/2001 ...................................................                275,771
                                                                                                              --------------
                                                                                                                   6,812,397
                                                                                                              --------------
WEST VIRGINIA - 1.3%
     380,000   Harrison County, County Community Special Obligation Bonds, Series A, 6.000%
                due 05/15/2001 ......................................................................                380,233
                                                                                                              --------------
WISCONSIN - 7.1%
     310,000  Milwaukee, Unlimited Tax General Obligation Bonds, Series F, 5.000% due 11/15/2001 ....                312,629
              Wisconsin State, Health and Educational Facilities Authority Revenue:
     500,000 (Franciscan Health Care Inc.), Series A-1, 4.150% due 01/01/2016+ ......................                500,000
     325,000    (SSM Health Care), Series AA, 5.600% due 06/01/2001 .................................                325,547
              Wisconsin State, Unlimited Tax General Obligation Bonds:
     500,000    Series B, 4.500% due 05/01/2002 .....................................................                505,598
     500,000    Series C, 5.000% due 05/01/2001 .....................................................                500,000
                                                                                                              --------------
                                                                                                                   2,143,774
                                                                                                              --------------
              Total Municipal Bonds and Notes (Cost $30,573,902).....................................             30,573,902
                                                                                                              --------------
INVESTMENT COMPANY SECURITY - 0.3%
   (Cost $93,312)
      93,312  Dreyfus Tax-Exempt Cash Management Fund ...............................................                 93,312
                                                                                                              --------------
TOTAL INVESTMENTS (Cost $30,667,214*) ....................................................     101.9%             30,667,214
OTHER ASSETS AND LIABILITIES (Net)........................................................      (1.9)              (558,010)
                                                                                               ------         --------------
NET ASSETS................................................................................     100.0%         $   30,109,204
                                                                                               =====          ==============

----------------------
* Aggregate cost for federal tax purposes.
+ Variable rate securities payable upon demand or not more than five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at April 30, 2001.

                    -------------------------------------
                               GLOSSARY OF TERMS

                     IDR -- Industrial Development Revenue
                    MFHR -- Multi-family Housing Revenie
                    -------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

CALIFORNIA MONEY FUND

APRIL 30, 2001 (UNAUDITED)

    PRINCIPAL
     AMOUNT                                                                                                       VALUE
    --------                                                                                                  --------------
MUNICIPAL BONDS AND NOTES - 100.7%
CALIFORNIA - 97.1%
              Alameda County, IDR:
$    900,000  (Heat and Control Inc. Project), Series A, 4.200% due 11/01/2025+ .....................         $      900,000
     400,000   (JMS Family Partnership), Series A, 4.150% due 10/01/2025+............................                400,000
     200,000   Alvord Unified School District, Unlimited Tax General Obligation Bonds, Series A,
                5.125% due 08/01/2001 ...............................................................                201,111
              California Educational Facilities Authority, Refunding Revenue:
     140,000   (Pooled College and University Projects), Series C, 4.500% due 03/01/2002 ............                141,616
   1,000,000   (Standford University), Series M, 5.250% due 12/01/2001...............................              1,013,789
     880,000   California Health Facilities Finance Authority, UC Stanford Health Care Revenue,
                Series B, 5.000% due 11/15/2001 . ...................................................                885,796
              California Housing Finance Agency, Home Mortgage, AMT:
     180,000     Series F, 4.150% due 08/01/2001 ....................................................                180,358
     400,000     Series J-2, 4.050% due 08/01/2020+ .................................................                400,000
              California Pollution Control Financing Authority:
     500,000   Resource Recovery Revenue, (Burney Forest Products Project), Series A, AMT,
                4.250% due 09/01/2020+ ..............................................................                500,000
     400,000   Solid Waste Disposal Revenue, (Shell Oil Company Martinez Project), Series A, 4.250%
                due /10/012024+ .....................................................................                400,000
     500,000   California School Cash Reserve Program Authority, TRAN, Series A, 5.250%
                due 07/03/2001** ....................................................................                500,810
              California State, Unlimited Tax General Obligation Bonds:
     100,000      5.000% due 10/01/2001..............................................................                100,822
     250,000      6.500% due 03/01/2002..............................................................                257,076
     100,000   California State Economic Development Financing Authority, IDR, (Calco Project),
                4.150% due 04/01/2027+ ..............................................................                100,000
              California State Public Works Board, Lease Revenue:
     100,000   (Department of Corrections - State Prisons), Series A, 5.000% due 12/01/2001..........                101,209
     100,000   (California State University Library Project), Series A, 6.400% due 09/01/2001 .......                101,165
     300,000   (Various California State University Projects), Series A, 5.900% due 10/01/2001 ......                303,499
     545,000  California State Water Resource Department, Water Systems Revenue, (Central Valley
               Project), Series J-2, (Pre-refunded to 06/01/2001 @ 101.50),
                6.125% due 12/01/2013 ...............................................................                554,148
              California Statewide Communities Development Authority:
     100,000   COP, (John Muir/Mt. Diablo Health Center), 4.200% due 08/15/2027+.....................                100,000
     200,000   Variable Housing Revenue, (Fairfax Towers Apartments), Series A,
                4.150% due 09/15/2030+ ..............................................................                200,000
   1,200,000   California Transportation Finance Authority Revenue, 4.000% due 10/01/2027+...........              1,200,000
     100,000   Calleguas, Water District, COP, 8.750% due 07/01/2001 ................................                100,711
     100,000   Central Coast Water Authority Revenue, (State Water Project Regional Facilities),
                5.650% due 10/01/2001 ...............................................................                101,064
     900,000   Chula Vista, Charter City Revenue, (Home Depot Inc. Project), 4.050% due 12/01/2010+..                900,000
     115,000   Colton, Public Financing Authority, Tax Allocation Refunding Revenue, Series A,
                4.100% due 08/01/2001 ...............................................................                115,055
     100,000   Eureka, Wastewater Revenue, 3.900% due 09/01/2001.....................................                100,293
     585,000   Fremont, Unified High School District, Santa Clara County, Series B,12.000%
                due 09/01/2001 ......................................................................                600,537
     200,000   Fresno, Sewer Revenue, Series A, 4.500% due 09/01/2001 ...............................                200,812
              Irvine Ranch, Water District:
     800,000   Consolidated Revenue, 4.300% due 08/01/2016+ .........................................                800,000
     500,000   Consolidated Revenue, Series A, 4.200% due 05/01/2009+ ...............................                500,000
     500,000   COP, (Capital Improvement Project), 4.250% due 08/01/2016+ ...........................                500,000
     300,000   Nos. 102, 103, 105 & 106, Unlimited Tax General Obligation Bonds, 4.200%
                due 09/01/2006+ .....................................................................                300,000
   1,000,000   Kern City, TRAN,5.000% due 07/02/2001.................................................              1,001,171
      85,000   Lathrop, COP, Series A, 4.250% due 06/01/2001.........................................                 85,000
   1,000,000   Livermore, MFHR, (Portola Meadows Apartments), Series 1989A, 4.200% due 05/01/2019+ ..              1,000,000
   1,000,000   Los Angeles, Community Redevelopment Agency, COP, (Baldwin Hills Public Park
                Project), 3.950% due 12/01/2014+ ....................................................              1,000,000
     100,000  Los Angeles, Convention & Exhibition Center Authority, COP, 6.750% due 08/15/2001 .....                101,039
     100,000   Los Angeles, Municipal Improvement Corporation, Lease Revenue, Special Parcel Tax,
                Series B, (pre-refunded to 09/01/2001 @100), 4.500% due 09/01/2004 ..................                100,262
     100,000   Los Angeles, Unlimited Tax General Obligation Bonds, Series A, 7.500% due 09/01/2001..                101,251
     100,000   Los Angeles County, Community Development, COP, (Willowbrook Project),
                3.950% due 11/01/2015+ ..............................................................                100,000
     100,000   Los Angeles County, Public Works Financing Authority, Lease Revenue, (Multi Capital
                Facilities Project IV), 4.500% due 12/01/2001 .......................................                100,921
   1,000,000   Los Angeles County, Transportation Commission, Sales Tax Revenue, Series 1992A, 4.000%
                due 07/01/2012+ .....................................................................              1,000,000
   1,000,000   Los Angeles County, Unified School District, COP, (Belmont Learning Complex), Series
                1997A, 4.000% due 12/01/2017+ .......................................................              1,000,000
     360,000   Martinez, Unified School District, Unlimited Tax General Obligation Bonds, 2.875%
                due 08/01/2001*** ...................................................................                360,000
     200,000   Mendota, Unified School District, Unlimited Tax General Obligation Bonds, 7.000%
                due 05/01/2001 ......................................................................                200,000
   1,000,000   Montebello, TRAN, 4.600% due 06/29/2001...............................................              1,000,433
     500,000   Oakland Joint Powers Financing Authority, Lease Revenue, Series A-1, 4.050%
                due 08/01/2021+ .....................................................................                500,000
   1,000,000   Orange County, Apartment Development Revenue, (Wood Canyon Villas), 4.150%
                due 12/01/2021+ .....................................................................              1,000,000
   1,000,000   Orange County, COP, Florence Crittendoc Services, 3.950% due 03/01/2016+..............              1,000,000
     300,000   Orange County, Water District, COP, Series 1990B, 4.200% due 08/15/2015+ .............                300,000
     100,000   Oxnard, School District, Unlimited Tax General Obligation Bonds, 4.750% due 08/01/2001                100,435
     100,000   Petaluma, Wastewater Revenue, 4.250% due 05/01/2001...................................                100,000
     250,000   Pittsburg, Public Financing Authority, Wastewater Revenue, (Pre-refunded to
                06/01/2001 @ 102), 6.800% due 06/01/2022 ............................................                255,527
     350,000   Placentia, Public Financing Authority, Special Tax Revenue, Senior Lien, Series A,
                4.400% due 09/01/2001 ...............................................................                351,599
   1,000,000   Rancho Mirage, Joint Powers Financing Authority, COP, (Eisenhower Medical Center),
                Series 1997B, 3.950% due 07/01/2022+ ................................................              1,000,000
     600,000   Regional Airports Improvement Corporation, Los Angeles Terminal Facilities
                Completion, (Los Angeles International Airport), 4.450% due 12/01/2025+ .............                600,000
     500,000   Riverside County, IDR, (Calavo Growers), 4.100% due 09/01/2005+.......................                500,000
     500,000   Riverside County, Public Facilities Authority, COP, Series B, 4.000% due
                12/01/2015+ .........................................................................                500,000
               Riverside County, Transportation Community, Sales Tax Revenue:
     100,000    Series A, 4.000% due 06/01/2001.......................................................                100,091
     500,000   Series 2000A, 5.000% due 06/01/2001 ..................................................                500,348
     100,000   Saddleback Valley, Unified School District, California Public Financing Authority,
                Special Tax Revenue, Series A, 4.600% due 09/01/2001 ................................                100,439
     185,000   San Bernardino County, COP, (Medical Center Financing Project), Series A,
                4.900% due 08/01/2001 ...............................................................                185,497
     300,000   San Diego, Multi-family Mortgage Revenue, 4.100% due 08/01/2014+......................                300,000
              San Diego County, COP:
     100,000    5.000% due 09/01/2001................................................................                100,638
     100,000   (Downtown Courthouse), 4.000% due 05/01/2001 .........................................                100,000
     500,000   San Dimas, Redevelopment Agency, Diversified Shopping, COP, Refunding,
                4.100% due 12/01/2005+ ..............................................................                500,000
     395,000   San Francisco, Bay Area Rapid Transportation District, Sales Tax Revenue,
                (Pre-refunded to 07/01/2001 @ 102), 6.400% due 07/01/2005 ...........................                404,525
   1,000,000   San Francisco, City & County Finance Corporation, Lease Revenue, (Moscone Center
                Expansion Project), Series 3, 4.000% due 04/01/2030+ ................................              1,000,000
   1,000,000   San Francisco, City & County RedevelopmentAgency, MFHR, (Fillmore Center), Series A-1,
                4.000% due 12/01/2017+ ..............................................................              1,000,000
   1,000,000   San Jose, Redevelopment Agency Revenue, (Merged Area Redevelopment Project), Series B,
                4.000% due 07/01/2026+ ..............................................................              1,000,000
     500,000   San Jose, Santa Clara, Water Financing Authority, Sewer Revenue, Series B, 4.000%
                due 11/15/2011+ .....................................................................                500,000
     200,000   Sonoma County, Water & Wastewater Financing Authority, Special Revenue, 4.000%
                due 08/01/2001 ......................................................................                200,547
     100,000   Torrance, COP, 4.000% due 12/01/2001..................................................                100,632
     400,000   Union City, Industrial Development Authority, IDR, Series A-1, 4.150% due 12/01/2006+                 400,000
     255,000   University of California, University Improvements Revenue, (Multi-Purpose Projects),
                Series G, 4.500% due 09/01/2001 .....................................................                255,542
                                                                                                              --------------
                                                                                                                  32,865,768
                                                                                                              --------------
GUAM - 1.5%
     500,000   Guam Government, Limited Obligation Highway Refunding Revenue, Series A, 3.125%
                due 05/01/2002 ......................................................................                499,729
                                                                                                              --------------
PUERTO RICO - 2.1%
     500,000   Commonwealth of Puerto Rico, Unlimited Tax General Obligation Bonds, 5.000%
                due 07/01/2001 ......................................................................                500,877
     200,000   University of Puerto Rico, University Improvements Revenue, Series M, 4.750%
                due 06/01/2001 ......................................................................                200,173
                                                                                                              --------------
                                                                                                                     701,050
                                                                                                              --------------
              Total Municipal Bonds and Notes (Cost $34,066,547).....................................             34,066,547
                                                                                                              --------------
INVESTMENT COMPANY SECURITY - 0.2%
   (Cost $82,339)
     82,339   Dreyfus Basic California Municipal Money Market Fund ..................................                 82,339
                                                                                                              --------------
TOTAL INVESTMENTS (Cost $34,148,886*)........................................................  100.9%             34,148,886
OTHER ASSETS AND LIABILITIES (Net)...........................................................   (0.9)               (297,372)
                                                                                               -----          --------------
NET ASSETS ..................................................................................  100.0%         $   33,851,514
                                                                                               =====          ==============

----------------------
   * Aggregate cost for federal tax purposes.
  ** Security pledged as collateral for when-issued securities.
 *** Security purchased on when-issued basis (note 2).
   + Variable rate securities payable upon demand or not more than five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at April 30, 2001.


                     ------------------------------------------
                               GLOSSARY OF TERMS
                     AMT  -- Alternative Minimum Tax
                     COP  -- Certificate of Participation
                     IDR  -- Industrial Development Revenue
                     MFHR -- Multi-family Housing Revenue
                     TRAN -- Tax and Revenue Anticipation Notes
                     ------------------------------------------

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

WM GROUP OF FUNDS

1. ORGANIZATION

WM Trust I ("Trust I") and WM Trust II ("Trust II") (collectively, the "Trusts") were organized as Massachusetts business trusts on September 19, 1997 and February 22, 1989, respectively. The Trusts are registered under the Investment Company Act of 1940 (the "1940 Act"), as open-end management investment companies. The Money Market Fund and Tax-Exempt Money Market Fund are diversified under the 1940 Act and are two of ten series of WM Trust I. The California Money Fund is non-diversified under the 1940 Act and is one of seven series of WM Trust II. Information presented in this report pertains only to the three named "Funds". Financial statements for the other funds included in the Trusts are presented in a separate report. WM Advisors, Inc. (the "Advisor") serves as investment manager to the Funds. The Advisor is a wholly-owned subsidiary of Washington Mutual, Inc., a publicly owned financial services company.

The Funds are authorized to offer three classes of shares: Class A shares, Class B shares and Class I shares. The classes differ primarily in their respective shareholder servicing and distribution expenses and arrangements. All shares of each Fund represent an equal pro-rata interest in the assets of the particular class to which the shares belong, and all classes have identical rights except with respect to class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class I shares are currently only offered to the WM Strategic Asset Management Portfolios. The Tax-Exempt Money Market and California Money Funds are not currently offering Class B or Class I shares.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION:

Securities are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets are valued by the investment advisor under the supervision of the Board of Trustees.

REPURCHASE AGREEMENTS:

Each Fund may engage in repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit-worthiness of those banks and dealers with whom each Fund enters into repurchase agreements.

ILLIQUID INVESTMENTS:

Up to 10% of the net assets of the Funds may be invested in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain variable rate demand notes having a demand period of more than seven days; and (4) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined below.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally may be resold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be included within the 10% limitation, as applicable, on investments in illiquid securities.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discounts accreted less premiums amortized. The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, which is effective for fiscal years beginning after December 15, 2000. The Trust is required to amortize market premiums and accrete market discounts on debt securities effective January 1, 2001. Prior to January 1, 2001, all Funds accreted discounts, and amortized premiums. The cumulative effect of this accounting change will have no impact on the total net assets of the Funds. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes of that Fund based upon the relative average net assets of each class.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Funds are declared daily and paid monthly. Distributions of any net capital gains earned by a Fund are distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to timing differences and differing characterizations of distributions made by each Fund as a whole.

FEDERAL INCOME TAXES:

It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its taxable and tax-exempt earnings to its shareholders. Therefore, no Federal income tax provision is required.

EXPENSES:

General expenses of the Trusts are allocated to all the Funds based upon relative net assets of each Fund except printing and postage expenses, which are allocated to all the Funds based upon the relative number of shareholder accounts of each Fund. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

3.  INVESTMENT ADVISORY AND OTHER TRANSACTIONS

WM Advisors, Inc. serves as investment advisor to the Funds. The Advisor is entitled to a monthly fee at an annual rate, in arrears, based on a percentage of the average daily net assets of each Fund at the following rates:

                                                  FEES ON
                                                NET ASSETS
                                              EXCEEDING $500
                                 FEES ON        MILLION AND        FEES ON
                                NET ASSETS        EQUAL TO        NET ASSETS
                                  UP TO         OR LESS THAN       EXCEEDING
NAME OF FUND                   $500 MILLION      $1 BILLION       $1 BILLION
------------                   ------------      ----------       ----------
Money Market Fund                 .45%              .45%             .40%
Tax-Exempt Money Market Fund      .45%              .45%             .40%
California Money Fund             .45%              .40%             .40%

The Advisor has voluntarily waived $7,733 of its advisory fees for the California Money Fund for the six months ended April 30, 2001.

WM Shareholder Services, Inc. (the "Transfer Agent") serves as the transfer and shareholder servicing agent of the Funds. Shareholder servicing fees were paid to the Transfer Agent for services incidental to issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. The authorized monthly shareholder servicing fee is $1.73 for both Class A and Class B shareholder accounts. Class I shares are not subject to shareholder servicing fees.

Custodian fees for certain Funds have been reduced by credits allowed by the custodian for uninvested cash balances. These Funds could have invested this cash in income producing investments. Fees reduced by credits allowed by the custodian for the six months ended April 30, 2001 are shown separately in the Statements of Operations.

4.  TRUSTEES' FEES

No director, officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trusts for serving as an officer or Trustee of the Trusts. The Trusts, together with other mutual funds advised by WM Advisors, Inc., pays each Trustee who is not a director, officer or employee of Washington Mutual or its subsidiaries, $18,000 per annum plus $3,000 per board meeting attended and $1,000 per board meeting attended by telephone. The Lead Trustee receives an additional $6,000 per annum. Trustees are also reimbursed for travel and out-of-pocket expenses. The Chairman of each committee receives an additional $1,000 per committee meeting attended. The members of each committee receive an additional $500 per committee meeting attended.

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Trust's eligible Trustees may participate in a deferred compensation plan (the "Plan") which may be terminated at any time. Under the Plan, Trustees may elect to defer receipt of all or a portion of their fees which, in accordance with the Plan, are invested in mutual fund shares. Upon termination of the Plan, Trustees that have deferred accounts under the Plan will be paid benefits no later than the time the payments would otherwise have been made without regard to such termination. All benefits provided under these plans are funded and any payments to Plan participants are paid solely out of the Trusts' assets.

5.  DISTRIBUTION PLANS

WM Funds Distributor, Inc. (the "Distributor"), a registered broker-dealer and an indirect wholly-owned subsidiary of Washington Mutual, serves as distributor for Class A and B shares. For the six months ended April 30, 2001, the Distributor received $868,962 representing CDSC fees from Class B shares. WM Financial Services, Inc. ("WMFS") also serves as a registered broker-dealer for the Funds. For the six months ended April 30, 2001, WMFS received $805, representing CDSC fees from Class B shares.

Each of the Funds has adopted two distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A and Class B shares of the Fund (each, a "Rule 12b-1 Plan"), respectively. There are no 12b-1 Plans applicable to the Class I shares of the Funds. Under the applicable Rule 12b-1 Plans, the Distributor receives a service fee at an annual rate of 0.25% of the average daily net assets of both classes. The Trustees have not authorized, and the Funds do not currently pay, service fees with respect to Class A shares. In addition, the Distributor is paid a fee as compensation in connection with the offering and sale of Class B shares at an annual rate of 0.75% of the average daily net assets of such shares. These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. Because the Distributor may retain any amount of its fee that is not so expended, the Rule 12b-1 Plans are characterized by the SEC as "compensation-type" plans. The service fee is paid by the Fund to the Distributor, which in turn, pays a portion of the service fee to broker/dealers that provide services, such as accepting telephone inquiries and transaction requests and processing correspondences, new account applications and subsequent purchases by check for the shareholders. Under their terms, both Rule 12b-1 plans shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of such distribution plans, or any agreements related to such plans, respectively.

6.  SHARES OF BENEFICIAL INTEREST

The Trusts may issue an unlimited number of shares of beneficial interest, each without par value.

As of April 30, 2001, WMAdvisors Inc., WM Funds Distributor Inc. and WM Shareholder Services, Inc. owned 6,591,202, 5,308,892 and 4,021,447 Class I Shares of the Money Market Fund which was equal to 42%, 33% and 25% of the outstanding Class I Shares, respectively.

7.  GEOGRAPHIC AND INDUSTRY CONCENTRATION AND RISK FACTORS

There are certain risks arising from the concentration of California Money Fund's investments in California municipal securities. The California Money Fund is more susceptible to factors adversely affecting issuers of California municipal securities than a fund that is not concentrated in these issuers to the same extent. Uncertain economic conditions or governmental developments may affect the ability of California municipal securities issuers to meet their financial obligations.

                      This page left blank intentionally.

This Semi-Annual Report is published for the general information of the shareholders of the WM Group of Funds. It is authorized for distribution to prospective investors only when preceded or accompanied by a current WM Group of Funds prospectus. A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

The WM Group of Funds are not insured by the FDIC. They are not deposits or obligations of, nor are they guaranteed by, any bank. These securities are subject to investment risk, including possible loss of principal amount invested.

Distributed by
WM Funds Distributor, Inc.
Member NASD


[logo] WM                                                    --------------
       GROUPofFUNDS                                             PRSRT STD
                                                              U.S. POSTAGE
P.O. Box 9757                                                     paid
Providence, RI 02940-9757                                    N. READING, MA
                                                               PERMIT #105
                                                             --------------


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